Note K - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses	$ 2,538	$ 2,302
Unrealized loss on securities available for sale	510
Deferred compensation	2,194	2,089
Deferred loan fees/costs	248	273
Other real estate owned	719	370
Accrued bonus	240	166
Purchase accounting adjustments	305
Net operating loss	258
Other	275	143
Mortgage servicing rights	(134)	(149)
FHLB stock dividends	(1,078)	(1,074)
Unrealized gain on securities available for sale		(157)
Prepaid expenses	(283)	(234)
Depreciation and amortization	(823)	(740)
Other	(4)	(5)
Net deferred tax asset	$ 4,965	$ 2,984